Lease Liabilities	12 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
LEASE LIABILITIES
16	LEASE LIABILITIES

The Company has lease contracts for office premises and motor vehicles. The Company’s obligations under these leases are secured by the lessor’s title to the leased assets. The Company is restricted from assigning and subleasing the leased assets.

The Company also has certain leases with lease terms of 12 months or less. The Company applies ’short-term lease’ recognition exemptions for these leases.

Carrying amount of lease liabilities is as follows:

	December 31, 2024	December 31, 2025
	US$	US$
At beginning of the year	280,811	119,984
Additions	-	1,159,035
Disposal of controlling interest in subsidiaries	-	(120,240)
Finance cost	6,803	32,750
Payment	(167,630)	(458,737)
Currency alignment	-	13,820
At end of the year	119,984	746,612

Lease liabilities:
- Not later than one year	82,431	399,858
- More than one year to five years	37,553	346,754
	119,984	746,612

Details of the carrying amounts of right-of-use assets recognized and the movements during the financial year are disclosed in Note 7 to the financial statements.

The lease liabilities at the end of the reporting period bear weighted average incremental borrowing rate of 4.31% (2024: 4.31%) per annum.

Amount recognized in profit or loss as is follows:

	December 31, 2024	December 31, 2025
	US$	US$
Depreciation of right-of-use asset	148,644	405,866
Interest expense on lease liabilities	6,803	32,750
Lease expense not capitalised in lease liabilities:
- Expense relating to short-term leases	100,530	112,726
Total amount recognised in profit or loss	255,977	551,342